INTANGIBLE ASSET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 42,690,375		$ 42,690,375		$ 30,457,820
Amortization expense	4,452,573	$ 4,333,212	13,104,322	$ 10,660,164	16,880,094	$ 12,439,105
Share based compensation	24,832	$ 41,293	62,951	$ 313,535	346,180	276,847
Impairment expense					38,959,000
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,071,756		4,071,756		2,273,432	579,161
Management Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment					565,972
Management Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	715,761		715,761		565,972	366,667
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment					8,113,913
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,006,772		3,006,772		5,496,231	0
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	14,210,226		14,210,226		6,261,515	6,484,668
Dispensary Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment					19,162,587
Dispensary License [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 20,685,860		$ 20,685,860		$ 15,860,670	$ 9,330,150